Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization
Schedule of company's subsidiaries, VIE and subsidiaries of VIE

			Percentage of
			legal
			ownership by
		Place of	the
Entity	Date of incorporation	incorporation	Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	100%	Technology development and service, sale of products
Fast Horse Inc.(“Fast Horse Inc.”, formerly known as Qu Plus Plus Inc)	June 28, 2018	Cayman Islands	100%	Investment holding
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Fast Horse Expresss Limited (“Fast Horse BVI”, formerly known as Qu Plus Plus limited)	June 29, 2018	BVI	100%	Investment holding
Fast Horse (HK) Limited. (“Fast Horse HK”, formerly known as Qu Plus (HK) limited)	May 12, 2020	HK	100%	Investment holding
F&H EXPRESS INC. (“F&H EXPRESS INC.”)	September 29, 2022	USA	100%	Delivery service
LAST MILE EXPRESS PTY LTD (“LAST MILE EXPRESS”)	October 17, 2022	Australia	100%	Delivery service
F&H EXPRESS PTY LTD (“F&H EXPRESS PTY”)	December 9, 2022	Australia	100%	Delivery service
VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development service, sale of products and educational services

Schedule of financial statements information of VIEs

	As of December 31,
	2022	2023
	RMB	RMB	US$
Amounts due from group companies	109,713,457	1,112,061,344	156,630,564
Other current assets	10,077,615,569	6,685,930,057	941,693,553
Total current assets	10,187,329,026	7,797,991,401	1,098,324,117
Total non-current assets	1,619,591,980	365,557,715	51,487,727
Total assets	11,806,921,006	8,163,549,116	1,149,811,844
Amounts due to group companies	96,930,129	344,028,011	48,455,332
Other current liabilities	569,593,872	130,226,166	18,341,972
Total current liabilities	666,524,001	474,254,177	66,797,304
Total non-current liabilities	118,782,810	39,083	5,505
Total liabilities	785,306,811	474,293,260	66,802,809

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues	1,600,712,429	578,002,415	47,770,942	6,728,396
Net income/(loss)	868,473,261	(221,602,406)	(171,107,836)	(24,100,035)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	747,408,333	(329,949,497)	1,132,978,031	159,576,618
Net cash provided by/ (used in) investing activities	645,957,049	489,498,990	1,449,584,102	204,169,651
Net cash (used in)/provided by financing activities	(571,156,011)	575,109,678	(111,291,410)	(15,675,067)